STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS (Tables)	12 Months Ended
Sep. 30, 2021
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Summary of stock option activity

A summary of stock option activity for the year ended September 30, 2021, is presented below:

			Remaining
	Shares Underlying	Weighted Average	Contractual	Grant-Date
	Options	Exercise Price	Term (Years)	Fair Value
Outstanding at October 1, 2020	—	$—	—	—
Granted	250,000	$10	1	$1,085,386
Exercised	—	$—	—	—
Forfeited	—	$—	—	—
Outstanding at September 30, 2021	250,000	$10	0.5	$1,085,386

Exercisable at September 30, 2021	100,000	$10	0.5	$—

Summary of change in outstanding warrants

			Weighted Average
			Remaining
	Shares Underlying	Weighted Average	Contractual
	Options/Warrants	Exercise Price	Term (Years)
Outstanding at October 1, 2020	74,784	$5
Issued	5,091,540	$3.03	5
Exercised	(391,682)	$4.39	—
Forfeited	—	$—	—
Outstanding at September 30, 2021	4,774,642	$2.87	4.7

Exercisable at September 30, 2021	4,774,642	$2.87	4.7